Intangible assets, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	¥ 138,628	$ 21,159	¥ 138,628
Less: Accumulated amortization	(50,426)	(7,697)	(45,805)
Total intangible assets, net	¥ 88,202	$ 13,462	¥ 92,823